PRIVATE PLACEMENT (Details)	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant | $ / shares	$ 11.50
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	900,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	8,233,333
Price of warrants | $ / shares	$ 1.50
Aggregate purchase price | $	$ 12,350,000
Number of shares per warrant | shares	1
Exercise price of warrant | $ / shares	$ 11.50